UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Income Fund of America®
Investment portfolio

April 30, 2007
unaudited

Common stocks — 65.62%	Shares	Market value (000)

FINANCIALS — 15.92%
Citigroup Inc.	31,764,500	$1,703,212
Washington Mutual, Inc.	24,300,000	1,020,114
Société Générale[1]	4,011,500	849,723
Wells Fargo & Co.	20,040,000	719,236
Bank of America Corp.	13,936,550	709,370
SunTrust Banks, Inc.	8,005,000	675,782
Fifth Third Bancorp	12,000,000	487,080
Lloyds TSB Group PLC[1]	40,349,900	465,333
Equity Residential, shares of beneficial interest	9,937,700	461,407
iStar Financial, Inc.[2]	8,207,550	393,306
Fannie Mae	6,506,200	383,345
U.S. Bancorp	10,600,000	364,110
ING Groep NV1	7,791,076	353,967
Hang Lung Properties Ltd.[1]	105,596,000	313,864
Wachovia Corp.	5,200,000	288,808
PNC Financial Services Group, Inc.	3,800,000	281,580
Insurance Australia Group Ltd.[1]	56,368,023	279,898
Boston Properties, Inc.	2,295,000	269,800
Fidelity National Financial, Inc.	9,144,000	233,081
Kimco Realty Corp.	4,842,000	232,755
CapitalSource Inc.	8,828,441	227,509
St. George Bank Ltd.[1]	6,846,552	204,204
JPMorgan Chase Co.	3,800,000	197,980
Hospitality Properties Trust	4,100,000	186,673
American Capital Strategies, Ltd.	3,575,000	174,031
Banco Itaú Holding Financeira SA, preferred nominative	4,110,000	158,287
Arthur J. Gallagher & Co.[2]	5,403,700	151,087
Developers Diversified Realty Corp.	2,255,000	146,801
BNP Paribas[1]	1,237,500	143,473
HRPT Properties Trust	9,850,000	120,564
Popular, Inc.	6,750,000	113,468
Allied Capital Corp.	3,848,020	111,208
DnB NOR ASA[1]	7,500,000	107,064
Sunstone Hotel Investors, Inc.[2]	3,738,400	106,619
Crescent Real Estate Equities Co.	5,045,000	103,473
XL Capital Ltd., Class A	1,175,000	91,627
Banco Santander Central Hispano, SA1	5,030,828	89,756
Health Care Property Investors, Inc.	2,442,300	86,433
Regions Financial Corp.	2,350,000	82,462
Cathay Financial Holding Co., Ltd.[1]	38,729,373	78,414
Archstone-Smith Trust	1,400,000	72,954
Boardwalk REIT	1,734,000	70,633
HSBC Holdings PLC (United Kingdom)[1]	2,285,757	42,220
HSBC Holdings PLC (Hong Kong)[1]	1,466,684	26,924
Unibanco-União de Bancos Brasileiros SA, units (GDR)	697,000	67,651
Hysan Development Co. Ltd.[1]	21,815,601	57,855
Itaúsa — Investimentos Itaú SA, preferred nominative	9,967,138	54,487
Camden Property Trust	700,000	48,755
Associated Banc-Corp	1,400,000	45,332
Unibail Holding[1]	145,000	40,139
First Midwest Bancorp, Inc.	900,000	32,346
Beverly Hills Bancorp Inc.[2]	1,255,300	8,373
		13,734,573

UTILITIES — 8.16%
E.ON AG1	4,100,000	617,664
Entergy Corp.	5,022,600	568,257
Duke Energy Corp.	23,080,000	473,602
SUEZ SA1	8,098,500	460,351
Public Service Enterprise Group Inc.	5,253,906	454,200
Exelon Corp.	5,050,000	380,820
Dominion Resources, Inc.	4,158,498	379,255
National Grid PLC[1]	24,080,074	378,301
RWE AG1	3,520,000	372,464
Progress Energy, Inc.	6,115,400	309,133
Equitable Resources, Inc.	5,470,000	284,495
Southern Co.	6,880,000	259,995
DTE Energy Co.	5,000,000	252,950
Ameren Corp.	4,407,500	231,702
NiSource Inc.	8,745,000	215,040
American Electric Power Co., Inc.	4,250,000	213,435
Consolidated Edison, Inc.	3,880,000	198,889
Hongkong Electric Holdings Ltd.[1]	33,080,000	165,972
FirstEnergy Corp.	2,240,000	153,306
PPL Corp.	3,125,000	136,281
Edison International	2,500,000	130,875
Xcel Energy Inc.	5,225,000	125,870
KeySpan Corp.	2,160,000	89,446
MDU Resources Group, Inc.	2,655,000	80,446
Northeast Utilities	2,386,200	76,764
FPL Group, Inc.	500,000	32,185
		7,041,698

TELECOMMUNICATION SERVICES — 6.69%
AT&T Inc.	67,949,871	2,631,019
Verizon Communications Inc.	32,955,000	1,258,222
Koninklijke KPN NV1	51,465,000	872,523
Chunghwa Telecom Co., Ltd. (ADR)	12,868,988	256,093
Chunghwa Telecom Co., Ltd.[1]	43,659,060	82,359
Vodafone Group PLC[1]	87,500,000	249,811
France Télécom SA1	7,000,000	205,199
Telekomunikacja Polska SA1	9,355,000	74,731
SK Telecom Co., Ltd. (ADR)	2,775,000	68,903
Telecom Italia SpA, nonvoting[1]	11,979,300	29,301
Dobson Communications Corp., Class A3	2,290,483	20,866
Sprint Nextel Corp., Series 1	760,501	15,233
American Tower Corp., Class A3	42,271	1,606
XO Holdings, Inc.[3]	9,158	47
		5,765,913

CONSUMER STAPLES — 6.49%
Coca-Cola Co.	17,060,000	890,361
Altria Group, Inc.	10,530,000	725,728
H.J. Heinz Co.	14,535,000	684,744
General Mills, Inc.	9,541,800	571,554
Reynolds American Inc.	7,757,000	498,465
Diageo PLC[1]	17,650,000	371,862
Kraft Foods Inc., Class A	9,594,988	321,144
ConAgra Foods, Inc.	12,147,200	298,578
Kimberly-Clark Corp.	3,450,000	245,536
Unilever NV (New York registered)	4,551,750	138,828
Unilever NV1	2,355,000	71,897
Scottish & Newcastle PLC[1]	14,892,000	182,573
UST Inc.	2,499,000	141,643
Tesco PLC[1]	15,040,000	138,280
Goodman Fielder Ltd.[1,2]	67,000,000	133,019
SABMiller PLC[1]	4,311,000	102,027
Woolworths Ltd.[1]	3,565,632	83,740
		5,599,979

INDUSTRIALS — 6.24%
General Electric Co.	49,070,000	1,808,720
Waste Management, Inc.	14,450,000	540,574
Sandvik AB1	23,580,000	453,293
Emerson Electric Co.	9,370,000	440,296
Atlas Copco AB, Class A1	10,175,000	388,980
Deutsche Post AG1	10,521,400	363,486
R.R. Donnelley & Sons Co.	7,400,000	297,480
Bidvest Group Ltd.[1]	10,055,000	210,686
Cooper Industries, Ltd., Class A	3,800,000	189,088
Hubbell Inc.	3,213,100	166,085
Macquarie Korea Infrastructure Fund[1,2]	21,023,070	165,222
PACCAR Inc	1,805,700	151,643
Brambles Ltd.[1,3]	9,053,000	99,227
Avery Dennison Corp.	1,498,182	93,187
Singapore Technologies Engineering Ltd.[1]	4,823,000	11,337
UAL Corp.[3]	58,831	1,965
Delta Air Lines, Inc.[1,3]	542,911	0
		5,381,269

HEALTH CARE — 5.63%
Bristol-Myers Squibb Co.	41,375,500	1,194,097
Merck & Co., Inc.	22,410,000	1,152,770
Eli Lilly and Co.	14,485,000	856,498
Pfizer Inc	28,050,000	742,203
Brookdale Senior Living Inc.[2]	5,906,600	268,219
GlaxoSmithKline PLC[1]	8,615,000	249,284
Abbott Laboratories	3,500,000	198,170
Baxter International Inc.	1,972,048	111,677
Wyeth	1,431,500	79,448
Clarent Hospital Corp.[1,2,3]	484,684	49
		4,852,415

MATERIALS — 4.53%
Weyerhaeuser Co.	10,523,000	833,632
E.I. du Pont de Nemours and Co.	14,675,000	721,570
International Paper Co.	14,973,820	564,813
Dow Chemical Co.	8,980,000	400,598
MeadWestvaco Corp.[2]	10,565,696	352,472
PPG Industries, Inc.	2,545,000	187,261
Packaging Corp. of America[2]	6,792,800	168,190
Worthington Industries, Inc.[2]	5,429,100	120,797
RPM International, Inc.	5,385,000	114,539
Alcoa Inc.	3,200,000	113,568
Eastman Chemical Co.	1,500,000	101,550
UPM-Kymmene Corp.[1]	4,100,000	101,378
Akzo Nobel NV1	800,000	63,938
Lyondell Chemical Co.	1,470,000	45,746
Freeport-McMoRan Copper & Gold Inc.	300,000	20,148
		3,910,200

ENERGY — 4.22%
Chevron Corp.	24,530,900	1,908,259
Royal Dutch Shell PLC, Class A (ADR)	8,419,000	583,858
Royal Dutch Shell PLC, Class B1	3,297,147	116,842
Royal Dutch Shell PLC, Class B (ADR)	948,199	67,047
Marathon Oil Corp.	3,895,000	395,537
TOTAL SA1	1,390,000	102,700
TOTAL SA (ADR)	1,290,000	95,060
Occidental Petroleum Corp.	3,600,000	182,520
Exxon Mobil Corp.	1,385,000	109,941
ENI SpA[1]	2,400,000	79,704
		3,641,468

CONSUMER DISCRETIONARY — 2.58%
Esprit Holdings Ltd.[1]	40,949,000	495,693
DSG International PLC[1]	74,250,000	238,383
CBS Corp., Class B	7,000,000	222,390
ServiceMaster Co.	13,973,750	215,056
Compagnie Générale des Etablissements Michelin, Class B1	1,210,000	153,872
Leggett & Platt, Inc.	6,500,000	152,880
Kingfisher PLC[1]	20,678,565	111,763
Tupperware Brands Corp.[2]	3,865,000	108,684
Kesa Electricals PLC[1]	16,003,258	107,263
Regal Entertainment Group, Class A	4,022,000	87,478
H & M Hennes & Mauritz AB, Class B1	1,300,000	85,964
General Motors Corp.	2,442,559	76,281
Harrah’s Entertainment, Inc.	805,300	68,692
Marks and Spencer Group PLC[1]	3,195,000	47,155
Publishing & Broadcasting Ltd.[1]	1,723,149	29,214
Macquarie Media Group[1]	6,055,676	21,781
KangwonLand Inc.[1]	262,000	5,416
TI Automotive Ltd., Class A1,3	7,000,000	0
		2,227,965

INFORMATION TECHNOLOGY — 1.05%
Microchip Technology Inc.	8,715,000	351,563
Microsoft Corp.	9,200,000	275,448
Acer Inc.[1]	74,250,000	140,312
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,786,727	134,772
Micron Technology, Inc.[3,4]	339,328	3,892
ZiLOG, Inc.[3]	455,000	2,298
		908,285

MISCELLANEOUS — 4.11%
Other common stocks in initial period of acquisition		3,540,455

Total common stocks (cost: $41,343,238,000)		56,604,220

Preferred stocks — 1.06%

FINANCIALS — 1.00%
SB Treasury Co. LLC, Series A, 9.40% noncumulative[4,5]	124,434,000	129,915
Sumitomo Mitsui Banking Corp. 6.078%[4,5]	23,050,000	23,226
Fannie Mae, Series O, 7.015%[4,5]	2,190,000	115,659
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[4,5]	71,950,000	75,526
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[4,5]	31,300,000	32,517
Vornado Realty Trust, Series I, 6.625%	3,380,000	84,061
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	68,580	70,226
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	45,950,000	47,013
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual[4,5]	25,000,000	28,078
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual[4,5]	10,000,000	14,641
Banco Santander Central Hispano, SA 6.50%[4]	1,524,000	38,100
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	36,590,000	35,561
Public Storage, Inc., Series F, 6.45%	1,000,000	24,290
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	10,136
Wachovia Capital Trust III 5.80%[5]	20,000,000	20,315
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[4,5]	19,000,000	19,957
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000	8,917
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[4,5]	4,200,000	4,249
BNP Paribas 5.186% noncumulative[4,5]	2,050,000	1,979
Duke Realty Corp., Series B, 7.99% cumulative step-up premium rate	300,000	15,047
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	520,000	13,723
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[4,5]	9,825,000	10,402
Simon Property Group, Inc., Series G, 7.89% cumulative step-up premium rate	200,000	10,287
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	10,136
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[5]	10,000,000	9,866
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	7,048
Nationwide Health Properties, Inc., Series A, 7.677% cumulative step-up premium rate	50,000	5,131
		866,006

MISCELLANEOUS — 0.06%
Other preferred stocks in initial period of acquisition		50,500

Total preferred stocks (cost: $888,554,000)		916,506

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[3]	18,316	17
XO Holdings, Inc., Series B, warrants, expire 2010[3]	13,738	8
XO Holdings, Inc., Series C, warrants, expire 2010[3]	13,738	4
Allegiance Telecom, Inc., warrants, expire 2008[1,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[1,3,4]	15,000	0
		29

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		135

Total rights & warrants (cost: $816,000)		164

Convertible securities — 2.63%	Shares or principal amount	Market value (000)

FINANCIALS — 0.68%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	$210,496
Fannie Mae 5.375% convertible preferred	1,690	170,901
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	34,197
XL Capital Ltd. 7.00% convertible preferred 2009	2,810,000 units	76,994
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	92,664
		585,252

HEALTH CARE — 0.37%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	180,318
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	48,685
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	74,269
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	13,950
		317,222

INDUSTRIALS — 0.29%
UAL Corp. 4.50% convertible notes 2021[4]	$72,600,000	87,029
Allied Waste Industries, Inc., Series D, 6.25% convertible preferred 2008	240,000	85,080
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[4]	$50,000,000	78,250
		250,359

INFORMATION TECHNOLOGY — 0.26%
Nortel Networks Corp. 4.25% convertible notes 2008[4]	$40,000,000	39,650
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	79,300
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	52,065
Liberty Media Holding Corp. 3.50% exchangeable debentures 2031	$52,000,000	43,342
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015[4]	$12,500,000	12,313
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,487
		229,157

TELECOMMUNICATION SERVICES — 0.22%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	163,375
Liberty Media Holding Corp. 4.00% exchangeable debentures 2029	$36,000,000	24,345
		187,720

UTILITIES — 0.20%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	101,535
NRG Energy, Inc. 5.75% convertible preferred 2009	200,000	70,758
AES Trust VII 6.00% convertible preferred 2008	125,000	6,250
		178,543

CONSUMER DISCRETIONARY — 0.19%
Ford Motor Co. 4.25% convertible notes 2036	$50,000,000	56,500
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	474,600	16,991
Amazon.com, Inc. 4.75% convertible debentures 2009	$59,137,000	58,693
Liberty Media Holding Corp. 3.25% exchangeable debentures 2031	$35,000,000	30,188
		162,372

MATERIALS — 0.17%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred	25,000	38,336
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010[3]	1,000,000	108,050
		146,386

ENERGY — 0.11%
El Paso Corp. 4.99% convertible preferred[4]	75,000	98,584

MISCELLANEOUS — 0.14%
Other convertible securities in initial period of acquisition		117,957

Total convertible securities (cost: $1,834,134,000)		2,273,552

Bonds & notes — 22.19%	Principal amount (000)

CONSUMER DISCRETIONARY — 3.87%
Delphi Automotive Systems Corp. 6.50% 2009[6]	$54,466	60,866
Delphi Corp. 6.50% 2013[6]	72,580	78,749
Delphi Automotive Systems Corp. 6.55% 2006[6]	17,105	18,987
Delphi Automotive Systems Corp. 7.125% 2029[6]	104,355	116,356
Delphi Trust I 8.25% 2033[6]	30,031	35,887
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,669
General Motors Corp. 7.20% 2011	138,470	132,585
General Motors Corp. 7.125% 2013	68,665	63,601
General Motors Corp. 7.70% 2016	40,145	37,234
General Motors Corp. 8.80% 2021	27,375	26,040
General Motors Corp. 9.40% 2021	7,775	7,658
General Motors Corp. 8.25% 2023	7,000	6,370
General Motors Corp. 8.375% 2033	10,000	9,088
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,630
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	4,594
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	58,648	61,727
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	24,605
Charter Communications Operating, LLC, Term Loan Facilities B, 7.33% 2014[5,7]	84,850	84,956
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	20,000	21,075
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	20,000	21,350
Univision Communications Inc., Second Lien Term Loan, 7.82% 2009[5,7]	2,345	2,348
Univision Communications Inc. 7.85% 2011	20,575	21,758
Univision Communications Inc., First Lien Term Loan B, 7.605% 2014[5,7]	24,774	24,805
Univision Communications Inc. 9.75% 2015[4,8]	90,070	90,858
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,731
Lenfest Communications, Inc. 7.625% 2008	2,000	2,031
Comcast Corp. 5.656% 2009[5]	1,250	1,253
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,277
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,826
Comcast Corp. 5.85% 2015	19,200	19,606
Comcast Corp. 5.90% 2016	8,475	8,659
Comcast Corp. 6.50% 2017	10,500	11,170
Comcast Corp. 5.65% 2035	2,650	2,431
NTL Cable PLC 8.75% 2014	26,689	28,157
NTL Cable PLC 9.125% 2016	73,165	78,469
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,525
DaimlerChrysler North America Holding Corp. 4.75% 2008	7,440	7,406
DaimlerChrysler North America Holding Corp., Series E, 5.69% 2009[5]	10,000	10,023
DaimlerChrysler North America Holding Corp. 5.77% 2009[5]	15,000	15,053
DaimlerChrysler North America Holding Corp. 7.20% 2009	11,000	11,459
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,194
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,668
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	5,250
R.H. Donnelley Inc. 10.875% 2012[4]	1,000	1,088
Dex Media, Inc., Series B, 0%/9.00% 2013[9]	9,000	8,528
R.H. Donnelley Corp., Series A-2, 6.875% 2013	25,975	25,878
R.H. Donnelley Corp., Series A-1, 6.875% 2013	20,650	20,573
R.H. Donnelley Corp., Series A-3, 8.875% 2016	25,375	27,659
MGM MIRAGE 6.00% 2009	35,100	35,319
Mandalay Resort Group 6.50% 2009	7,122	7,256
MGM MIRAGE 8.50% 2010	22,830	24,599
MGM MIRAGE 6.75% 2012	9,150	9,207
MGM MIRAGE 6.75% 2013	9,200	9,166
K. Hovnanian Enterprises, Inc. 10.50% 2007	6,000	6,105
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	2,985
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	10,357
K. Hovnanian Enterprises, Inc. 7.75% 2013	12,215	11,421
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,835
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,318
K. Hovnanian Enterprises, Inc. 7.50% 2016	4,090	3,947
K. Hovnanian Enterprises, Inc. 8.625% 2017	33,785	34,123
Time Warner Inc. 8.18% 2007	20,000	20,137
Time Warner Inc. 5.59% 2009[5]	10,000	10,023
Time Warner Inc. 5.50% 2011	1,000	1,009
AOL Time Warner Inc. 6.875% 2012	6,950	7,409
Time Warner Companies, Inc. 9.125% 2013	5,000	5,875
Time Warner Inc. 5.875% 2016	8,700	8,776
Time Warner Companies, Inc. 7.25% 2017	9,500	10,470
AOL Time Warner Inc. 7.625% 2031	10,750	12,195
Time Warner Inc. 6.50% 2036	500	502
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,857
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	24,600
Clear Channel Communications, Inc. 7.65% 2010	15,000	15,851
Clear Channel Communications, Inc. 5.75% 2013	3,580	3,336
Clear Channel Communications, Inc. 5.50% 2014	9,170	8,143
Liberty Media Corp. 7.75% 2009	10,950	11,489
Liberty Media Corp. 7.875% 2009	37,983	39,951
Liberty Media Corp. 8.25% 2030	13,870	13,973
Michaels Stores, Inc., Term Loan B, 8.125% 2013[5,7]	12,032	12,032
Michaels Stores, Inc. 10.00% 2014[4]	43,000	47,139
Michaels Stores, Inc. 0%/13.00% 2016[4,9]	5,200	3,432
Michaels Stores, Inc. 11.375% 2016[4]	2,300	2,539
Time Warner Cable Inc. 5.40% 2012[4]	39,000	39,152
Time Warner Cable Inc. 6.55% 2037[4]	25,000	25,366
Neiman Marcus Group, Inc. 9.00% 2015[8]	52,810	58,487
J.C. Penney Co., Inc. 8.00% 2010	35,705	38,236
J.C. Penney Co., Inc. 9.00% 2012	10,506	12,147
J.C. Penney Co., Inc. 5.75% 2018	2,000	1,999
J.C. Penney Co., Inc. 6.375% 2036	1,800	1,800
Cox Communications, Inc. 5.905% 2007[5]	8,250	8,274
Cox Communications, Inc. 7.875% 2009	12,500	13,223
Cox Communications, Inc. 4.625% 2010	8,250	8,141
Cox Communications, Inc. 7.75% 2010	10,000	10,837
Cox Communications, Inc. 5.45% 2014	13,500	13,381
Standard Pacific Corp. 6.50% 2008	6,675	6,642
Standard Pacific Corp. 5.125% 2009	17,750	17,173
Standard Pacific Corp. 6.50% 2010	3,192	3,096
Standard Pacific Corp. 6.875% 2011	6,500	6,289
Standard Pacific Corp. 6.25% 2014	4,385	4,012
Standard Pacific Corp. 7.00% 2015	6,940	6,506
CanWest Media Inc., Series B, 8.00% 2012	41,773	43,548
CSC Holdings, Inc. 7.25% 2008	8,000	8,200
CSC Holdings, Inc., Series B, 8.125% 2009	21,400	22,363
CSC Holdings, Inc., Series B, 6.75% 2012	10,400	10,439
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,112
Technical Olympic USA, Inc. 9.00% 2010	13,000	12,513
Technical Olympic USA, Inc. 9.00% 2010	9,990	9,615
Technical Olympic USA, Inc. 7.50% 2011	14,000	10,570
Technical Olympic USA, Inc. 9.00% 2011[4]	3,000	2,850
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,006
Technical Olympic USA, Inc. 7.50% 2015	7,600	5,529
Tenneco Automotive Inc., Series B, 10.25% 2013	15,325	16,877
Tenneco Automotive Inc. 8.625% 2014	24,000	25,620
News America Holdings Inc. 8.00% 2016	6,000	6,985
News America Inc. 7.25% 2018	1,405	1,575
News America Holdings Inc. 8.25% 2018	7,000	8,376
News America Inc. 6.40% 2035	6,250	6,319
News America Inc. 6.75% 2038	15,000	16,200
Idearc Inc. 8.00% 2016[4]	37,000	38,758
Boyd Gaming Corp. 7.75% 2012	28,400	29,678
Boyd Gaming Corp. 6.75% 2014	8,004	8,034
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,155
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	25,932
Harrah’s Operating Co., Inc. 5.625% 2015	8,800	7,580
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	36,809
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,034
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	29,610
Royal Caribbean Cruises Ltd. 7.25% 2016	3,925	4,087
Linens ‘n Things, Inc. 10.981% 2014[5]	38,700	36,620
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,879
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,184
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	4,112
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	5,049
Mohegan Tribal Gaming Authority 6.875% 2015	5,000	5,038
Radio One, Inc., Series B, 8.875% 2011	16,750	17,378
Radio One, Inc. 6.375% 2013	17,550	17,177
Federated Retail Holdings, Inc. 5.35% 2012	7,000	7,004
Federated Retail Holdings, Inc. 5.90% 2016	20,720	20,862
Federated Retail Holdings, Inc. 6.375% 2037	6,620	6,558
KB Home 6.375% 2011	4,000	3,950
KB Home 5.875% 2015	2,110	1,952
KB Home 6.25% 2015	29,800	27,863
Toys “R” Us, Inc. 7.625% 2011	21,825	21,279
Toys “R” Us-Delaware, Inc., Term Loan B, 9.61% 2012[5,7]	12,000	12,390
Vidéotron Ltée 6.875% 2014	21,069	21,438
Vidéotron Ltée 6.375% 2015	10,435	10,357
Viacom Inc. 5.75% 2011	3,000	3,044
Viacom Inc. 6.25% 2016	15,750	16,004
Viacom Inc. 6.875% 2036	11,500	11,683
Beazer Homes USA, Inc. 8.375% 2012	11,298	11,270
Beazer Homes USA, Inc. 8.125% 2016	17,385	17,298
American Media Operations, Inc., Series B, 10.25% 2009	16,005	15,125
American Media Operations, Inc. 8.875% 2011	8,930	8,059
Kabel Deutschland GmbH 10.625% 2014	19,675	22,085
D.R. Horton, Inc. 8.00% 2009	16,650	17,287
D.R. Horton, Inc. 7.875% 2011	550	585
D.R. Horton, Inc. 6.125% 2014	2,715	2,677
D.R. Horton, Inc. 6.50% 2016	1,300	1,276
Warner Music Group 7.375% 2014	22,000	21,230
Bon-Ton Department Stores, Inc. 10.25% 2014	18,850	20,499
Goodyear Tire & Rubber Co. 9.14% 2009[4,5]	7,125	7,232
Goodyear Tire & Rubber Co. 8.625% 2011[4]	12,025	13,047
Telenet Group Holding NV 0%/11.50% 2014[4,9]	20,027	18,875
Hilton Hotels Corp. 7.625% 2008	2,450	2,508
Hilton Hotels Corp. 7.20% 2009	4,850	5,062
Hilton Hotels Corp. 8.25% 2011	9,618	10,411
Quebecor Media Inc. 7.75% 2016	16,675	17,592
Young Broadcasting Inc. 10.00% 2011	16,890	17,270
Toll Brothers, Inc. 4.95% 2014	5,000	4,602
Toll Brothers, Inc. 5.15% 2015	13,665	12,536
Visteon Corp. 7.00% 2014	18,000	15,975
William Lyon Homes, Inc. 7.625% 2012	17,000	15,300
Ford Motor Co. 9.50% 2011	1,000	1,008
Ford Motor Co., Term Loan B, 8.36% 2013[5,7]	8,000	8,060
Ford Motor Co. 6.50% 2018	6,495	5,228
MDC Holdings, Inc. 7.00% 2012	5,000	5,206
MDC Holdings, Inc. 5.50% 2013	8,250	7,892
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	12,187	12,918
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,350
Hyatt Equities, LLC 6.875% 2007[4]	12,000	12,012
Ryland Group, Inc. 5.375% 2012	12,350	11,853
Seneca Gaming Corp. 7.25% 2012	8,000	8,180
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,349
Gap, Inc. 9.55% 2008[5]	10,472	11,244
LBI Media, Inc. 10.125% 2012	10,395	10,993
YUM! Brands, Inc. 7.70% 2012	10,000	10,945
Hanesbrands Inc. 8.735% 2014[4,5]	10,295	10,630
AMC Entertainment Inc., Series B, 8.625% 2012	9,755	10,438
Burlington Coat Factory Warehouse Corp. 11.125% 2014	9,625	10,299
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,278
Education Management LLC and Education Management Finance Corp. 10.25% 2016	9,175	10,070
Meritage Corp. 7.00% 2014	1,250	1,209
Meritage Homes Corp. 6.25% 2015	9,250	8,649
Seminole Tribe of Florida 6.535% 2020[4,7]	10,000	9,847
Staples, Inc. 7.375% 2012	9,000	9,800
NVR, Inc. 5.00% 2010	10,000	9,776
Cooper-Standard Automotive Inc. 7.00% 2012	10,000	9,750
Centex Corp. 6.50% 2016	9,885	9,717
EchoStar DBS Corp. 5.75% 2008	9,300	9,335
WCI Communities, Inc. 9.125% 2012	8,000	7,980
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	7,603
Fisher Communications, Inc. 8.625% 2014	6,105	6,586
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,700	6,398
Walt Disney Co., Series B, 5.375% 2007	3,000	3,001
Walt Disney Co. 5.70% 2011	1,000	1,026
Walt Disney Co. 5.625% 2016	2,000	2,047
Warnaco, Inc. 8.875% 2013	5,625	6,012
Gamestop Corp. 8.00% 2012	5,000	5,356
Pulte Homes, Inc. 7.875% 2011	5,000	5,338
Viacom Inc. 5.625% 2007	5,000	5,000
Carnival Corp. 3.75% 2007	5,000	4,958
Gaylord Entertainment Co. 6.75% 2014	4,000	3,990
Cinemark USA, Inc., Term Loan B, 7.40% 2013[5,7]	3,781	3,790
Entercom Radio, LLC 7.625% 2014	3,160	3,231
Sealy Mattress Co. 8.25% 2014	2,825	2,987
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	2,850	2,871
		3,340,053

MORTGAGE-BACKED OBLIGATIONS[7]— 3.55%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	39,037
Fannie Mae 9.00% 2010	154	157
Fannie Mae 4.89% 2012	10,000	9,886
Fannie Mae 4.00% 2015	6,698	6,477
Fannie Mae 7.00% 2016	232	237
Fannie Mae 5.00% 2018	16,773	16,578
Fannie Mae 5.50% 2018	14,535	14,602
Fannie Mae 10.00% 2018	310	346
Fannie Mae 5.50% 2020	39,070	39,201
Fannie Mae 5.50% 2021	49,761	49,897
Fannie Mae 6.00% 2021	1,866	1,897
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	27,635	26,988
Fannie Mae 9.50% 2022	291	320
Fannie Mae 7.50% 2023	57	60
Fannie Mae 7.50% 2023	13	13
Fannie Mae 10.00% 2025	193	214
Fannie Mae, Series 2001-4, Class GA, 10.25% 2025[5]	1,075	1,192
Fannie Mae, Series 2001-4, Class NA, 11.898% 2025[5]	96	107
Fannie Mae 6.00% 2026	22,899	23,153
Fannie Mae 6.00% 2027	80,855	81,755
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	885	919
Fannie Mae 7.50% 2031	377	393
Fannie Mae, Series 2001-20, Class E, 9.614% 2031[5]	904	985
Fannie Mae 5.50% 2033	65,640	65,099
Fannie Mae 4.50% 2035	32,040	30,111
Fannie Mae 4.566% 2035[5]	6,947	6,872
Fannie Mae 5.00% 2035	49,112	47,495
Fannie Mae 5.00% 2035	25,838	24,987
Fannie Mae 5.00% 2035	6,901	6,676
Fannie Mae 5.50% 2035	64,284	63,734
Fannie Mae 5.50% 2035	52,675	52,158
Fannie Mae 5.50% 2035	17,312	17,136
Fannie Mae 5.50% 2035	8,160	8,080
Fannie Mae 6.50% 2035	5,989	6,184
Fannie Mae 4.50% 2036	69,733	65,621
Fannie Mae 5.50% 2036	4,031	3,988
Fannie Mae 6.00% 2036	22,334	22,507
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	9,447	9,598
Fannie Mae 5.50% 2037	26,593	26,303
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	26,292	26,162
Freddie Mac, Series 3312, Class PA, 5.50% 2037	25,525	25,457
Fannie Mae 5.50% 2037	25,169	24,894
Fannie Mae 6.00% 2037	45,563	45,905
Fannie Mae 6.00% 2037	28,848	29,071
Fannie Mae 6.00% 2037	23,000	23,069
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	19,891	20,257
Fannie Mae 6.00% 2037	2,604	2,615
Fannie Mae 6.50% 2037	16,500	16,739
Fannie Mae 7.50% 2037	2,128	2,191
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,716	1,763
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,178	1,214
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,901	1,977
Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2-A-1, 5.00% 2018	12,378	12,125
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	7,750	7,655
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	120,545	120,276
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	22,844	22,853
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	16,000	15,735
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	8,209	8,202
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	8,129	8,136
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	7,595	7,542
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	14,815	14,848
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	10,124	10,138
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	5,034	5,089
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.014% 2035[5]	6,167	6,148
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	8,894	8,890
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[5]	20,000	19,951
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	16,956	17,011
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	5,814	5,845
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	17,530	17,528
Freddie Mac 8.50% 2008	1	1
Freddie Mac, Series SF02, Class GC, 2.64% 2009	3,270	3,233
Freddie Mac 8.50% 2009	34	35
Freddie Mac 8.50% 2010	61	63
Freddie Mac 5.00% 2018	10,478	10,356
Freddie Mac 5.50% 2018	5,204	5,227
Freddie Mac 11.00% 2018	253	280
Freddie Mac 5.50% 2019	14,245	14,309
Freddie Mac, Series 178, Class Z, 9.25% 2021	95	98
Freddie Mac, Series 2289, Class NB, 11.478% 2022[5]	225	251
Freddie Mac 6.00% 2026	6,134	6,206
Freddie Mac 6.00% 2027	9,899	10,014
Freddie Mac 4.648% 2035[5]	8,384	8,282
Freddie Mac 5.00% 2035	18,112	17,516
Freddie Mac 5.00% 2035	13,694	13,252
Freddie Mac 5.50% 2035	8,835	8,741
Freddie Mac 5.50% 2035	8,749	8,657
Freddie Mac, Series 3061, Class PN, 5.50% 2035	6,548	6,612
Freddie Mac 5.00% 2036	11,619	11,230
Freddie Mac, Series 3257, Class PA, 5.50% 2036	25,053	25,072
Freddie Mac 6.00% 2036	11,544	11,641
Freddie Mac 6.00% 2036	4,283	4,320
Freddie Mac 5.00% 2037	3,493	3,376
Freddie Mac, Series 3286, Class JN, 5.50% 2037	33,576	33,421
Freddie Mac, Series 3318, Class JT, 5.50% 2037	18,500	18,491
Freddie Mac, Series 3271, Class OA, 6.00% 2037	24,848	25,541
Freddie Mac 6.00% 2037	14,697	14,821
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	77,927	76,364
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	47,434	46,483
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	15,257	14,950
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	2,776	2,778
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.333% 2033[5]	1,364	1,348
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.472% 2033[5]	727	720
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	3,793	3,763
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.556% 2034[5]	5,107	5,066
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[5]	15,036	15,093
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	34,784	33,779
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	5,693	5,580
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	3,899	3,906
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	3,749	3,756
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	7,280	7,330
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	6,081	6,160
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,437
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	20,966	15,029
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	10,000	9,758
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,712
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,167
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038	8,000	7,971
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040	3,050	3,049
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,000	9,954
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	17,783	17,125
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class I-A-1, 4.75% 2018	8,473	8,228
Wells Fargo Mortgage-backed Securities Trust, Series 2003-6, Class I-A-1, 5.00% 2018	7,684	7,534
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	24,729	23,797
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	9,478	9,291
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,750	7,665
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036[5]	28,062	28,039
American Tower Trust, Series 2007-1A, Class A-FX, 5.42% 2037[4]	7,250	7,250
American Tower Trust, Series 2007-1A, Class B, 5.537% 2037[4]	20,000	20,000
American Tower Trust, Series 2007-1A, Class D, 5.957% 2037[4]	37,375	37,375
American Tower Trust, Series 2007-1A, Class E, 6.249% 2037[4]	20,500	20,500
American Tower Trust, Series 2007-1A, Class F, 6.639% 2037[4]	5,550	5,550
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000	9,844
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	37,779
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[4]	9,000	9,010
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4]	16,575	16,182
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4]	1,250	1,251
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[4]	10,000	10,056
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4]	7,000	7,068
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	12,040
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[4]	5,000	5,016
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4]	18,000	18,025
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4]	17,000	17,003
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	15,082	14,788
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	11,887	11,649
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	8,306	8,341
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	13,458	13,344
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	98
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	15,048	15,147
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[4]	12,000	12,041
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[4]	11,100	11,156
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	8,000	8,077
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[4]	29,000	29,174
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,000	1,974
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,968
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,778
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,399
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	3,155	3,121
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,733
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,814	2,822
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,651
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,893
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000	4,919
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,609
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	24,281	23,795
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	17,167	16,821
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	35,146	34,403
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[5]	2,857	2,844
Banc of America Mortgage Securities, Inc., Series 2003-D, Class 2-A-1, 4.183% 2033[5]	1,609	1,590
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,385
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[5]	13,000	13,029
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.333% 2045	1,650	1,649
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[5]	17,000	17,154
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	9,366	9,095
Structured Asset Securities Corp., Series 2004-15, Class 2-A-1, 4.75% 2019	22,435	21,787
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.508% 2027[4,5]	303	302
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.74% 2027[4,5]	245	244
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,426	9,790
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.401% 2045[5]	17,730	17,779
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,865	23,951
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[5]	9,839	9,668
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	12,759	12,861
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.041% 2036[5]	1,161	1,171
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	23,913	23,476
Banc of America Alternative Loan Trust, Series 2003-11, Class 5-A-1, 5.50% 2019	22,678	22,580
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[5]	2,270	2,243
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,507
CHL Mortgage Pass-Through Trust, Series 2003-35, Class 1-A-1, 4.75% 2018	7,251	7,041
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.694% 2033[5]	1,162	1,162
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.825% 2033[5]	1,332	1,320
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.625% 2034[5]	4,543	4,484
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.649% 2035[5]	7,362	7,387
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.153% 2030[5]	20,000	20,451
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	9,116	8,977
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	7,100	7,099
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	3,900	3,918
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036	19,462	19,489
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 2042[5]	17,875	17,917
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	18,423	17,856
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.242% 2031[4,5]	74,077	1,728
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	7,461	7,317
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,985
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,602	1,603
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,266	14,437
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	10,300	10,698
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.572% 2034[5]	3,985	3,957
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,526
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	7,203	7,020
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,732
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.941% 2036[5]	12,586	12,644
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[5]	11,822	11,816
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,591
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	11,466	11,479
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	4,863	4,891
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,059	6,377
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	10,436	10,204
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000	10,008
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	10,000	9,966
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.648% 2036[5]	9,023	9,003
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.862% 2036[5]	8,843	8,862
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1,566	1,583
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	7,321	7,184
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	7,466	7,355
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923	6,928
Residential Asset Mortgage Products, Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	6,699	6,479
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	4,998	4,977
Government National Mortgage Assn. 9.50% 2009	215	221
Government National Mortgage Assn. 9.00% 2016	44	48
Government National Mortgage Assn. 8.50% 2017	19	21
Government National Mortgage Assn. 8.50% 2017	8	9
Government National Mortgage Assn. 8.50% 2017	4	4
Government National Mortgage Assn. 10.00% 2020	976	1,105
Government National Mortgage Assn. 8.50% 2021	223	242
Government National Mortgage Assn. 8.50% 2021	57	62
Government National Mortgage Assn. 8.50% 2021	7	7
Government National Mortgage Assn. 9.50% 2021	103	116
Government National Mortgage Assn. 10.00% 2021	1,407	1,594
Government National Mortgage Assn. 10.00% 2025	1,332	1,501
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[5]	4,839	4,885
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[4]	4,669	4,639
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	279	279
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	1,574	1,580
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	398	397
		3,064,043

FINANCIALS — 3.44%
General Motors Acceptance Corp. 6.125% 2007	12,500	12,485
General Motors Acceptance Corp. 6.125% 2008	50,000	49,936
Residential Capital Corp. 6.66% 2008[5]	20,000	20,051
Residential Capital Corp. 6.457% 2009[5]	20,000	19,974
Residential Capital Corp. 7.187% 2009[4,5]	22,000	21,908
Residential Capital Corp. 6.375% 2010	25,525	25,611
Residential Capital Corp. 6.00% 2011	15,000	14,841
General Motors Acceptance Corp. 6.875% 2011	92,370	92,767
General Motors Acceptance Corp. 7.25% 2011	59,895	60,946
General Motors Acceptance Corp. 6.875% 2012	11,145	11,149
General Motors Acceptance Corp. 7.00% 2012	66,305	66,855
Residential Capital Corp. 6.50% 2013	29,375	29,395
General Motors Acceptance Corp. 6.75% 2014	32,000	31,603
General Motors Acceptance Corp. 7.56% 2014[5]	37,000	37,696
Ford Motor Credit Co. 7.20% 2007	5,000	5,001
Ford Motor Credit Co. 5.80% 2009	4,000	3,935
Ford Motor Credit Co. 7.875% 2010	7,000	7,042
Ford Motor Credit Co. 9.75% 2010	88,750	93,980
Ford Motor Credit Co. 7.25% 2011	4,450	4,363
Ford Motor Credit Co. 9.875% 2011	7,500	7,993
Ford Motor Credit Co. 8.105% 2012[5]	57,905	57,168
Ford Motor Credit Co. 8.00% 2016	9,000	8,816
Washington Mutual, Inc. 5.00% 2012	7,000	6,868
Washington Mutual, Inc. 5.65% 2012[5]	16,000	15,937
Washington Mutual Bank 5.78% 2013[5]	10,000	10,011
Washington Mutual, Inc. 4.625% 2014	5,000	4,680
Washington Mutual Bank, FA 5.65% 2014	5,000	5,002
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	9,895
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5]	74,300	73,619
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	17,100	17,075
ASIF Global Financing XVIII 3.85% 2007[4]	8,500	8,427
International Lease Finance Corp. 4.75% 2009	10,000	9,960
International Lease Finance Corp. 5.125% 2010	15,000	15,010
International Lease Finance Corp. 5.00% 2012	5,000	4,967
International Lease Finance Corp., Series R, 5.40% 2012	10,000	10,159
American General Finance Corp., Series I, 5.40% 2015	17,250	17,223
ILFC E-Capital Trust I 5.90% 2065[4,5]	12,000	12,139
ILFC E-Capital Trust II 6.25% 2065[4,5]	18,790	19,286
American General Capital I 6.00% 2067[4,5]	5,000	4,962
American International Group, Inc., Series A-1, 6.25% 2087[5]	15,850	15,829
Rouse Co. 3.625% 2009	32,561	31,528
Rouse Co. 7.20% 2012	38,789	40,698
Rouse Co. 6.75% 2013[4]	12,150	12,464
HSBK (Europe) B.V. 7.75% 2013	10,275	10,827
HSBK (Europe) B.V. 7.75% 2013[4]	2,165	2,281
HSBK (Europe) B.V. 7.25% 2017[4]	65,640	66,214
Simon Property Group, LP 4.875% 2010	11,375	11,300
Simon Property Group, LP 5.375% 2011	32,700	32,950
Simon Property Group, LP 5.00% 2012	8,000	7,940
Simon Property Group, LP 6.35% 2012	5,000	5,267
Simon Property Group, LP 5.25% 2016	5,000	4,910
Simon Property Group, LP 5.875% 2017	5,000	5,146
TuranAlem Finance BV 8.00% 2014	2,390	2,384
TuranAlem Finance BV 8.50% 2015	15,110	15,299
TuranAlem Finance BV 8.50% 2015[4]	10,000	10,125
TuranAlem Finance BV 8.25% 2037[4]	35,000	35,263
Realogy Corp. 7.15% 2011[4,5]	7,500	7,584
Realogy Corp., Term Loan B, 8.35% 2013[5,7]	7,575	7,594
Realogy Corp., Term Loan B, Letter of Credit, 8.35% 2013[5,7]	3,325	3,333
Realogy Corp. 10.50% 2014[4]	23,540	23,628
Realogy Corp. 11.00% 2014[4,8]	10,000	9,975
Realogy Corp. 12.375% 2015[4]	2,000	2,005
Realogy Corp. 7.50% 2016[4,5]	7,500	7,538
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500	60,039
MBNA Corp. 5.625% 2007	10,000	10,019
Bank of America Corp. 4.25% 2010	10,000	9,784
MBNA Global Capital Funding, Series B, 6.16% 2027[5]	35,000	34,703
J.P. Morgan Chase & Co. 4.891% 2015[5]	10,000	9,927
JPMorgan Chase Capital XXI, Series U, 6.31% 2037[5]	12,500	12,673
JPMorgan Chase Capital XX, Series T, 6.55% 2066	26,250	26,911
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	3,100	3,329
UnumProvident Corp. 5.859% 2009	11,500	11,606
UnumProvident Corp. 7.625% 2011	5,000	5,360
UnumProvident Finance Co. PLC 6.85% 2015[4]	33,500	35,072
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[4,5]	51,475	51,970
UniCredito Italiano SpA 5.584% 2017[4,5]	32,650	33,133
HVB Funding Trust I 8.741% 2031[4]	4,775	6,112
HVB Funding Trust III 9.00% 2031[4]	8,832	11,499
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	13,800	13,801
PNC Funding Corp., Series I, 6.517% (undated)[4,5]	35,400	36,650
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,857
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,350
Host Hotels & Resorts, LP, Series S, 6.875% 2014	10,500	10,802
E*TRADE Financial Corp. 8.00% 2011	10,775	11,381
E*TRADE Financial Corp. 7.375% 2013	8,750	9,177
E*TRADE Financial Corp. 7.875% 2015	24,700	26,769
iStar Financial, Inc. 7.00% 2008[2]	6,525	6,597
iStar Financial, Inc., Series B, 4.875% 2009[2]	5,000	4,965
iStar Financial, Inc. 5.375% 2010[2]	10,925	10,924
iStar Financial, Inc. 6.00% 2010[2]	3,750	3,836
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	9,924
iStar Financial, Inc. 5.80% 2011[2]	5,000	5,050
iStar Financial, Inc. 6.05% 2015[2]	4,285	4,298
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	44,400	43,871
Liberty Mutual Group Inc. 6.50% 2035[4]	23,150	22,271
Liberty Mutual Group Inc. 7.50% 2036[4]	8,100	8,809
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	10,900	10,988
Capital One Bank 4.875% 2008	20,000	19,919
Capital One Financial Corp. 6.25% 2013	20,000	20,668
Glen Meadow Pass Through Trust 6.505% 2067[4,5]	38,500	39,375
Household Finance Corp. 4.125% 2009	15,000	14,661
HSBC Finance Corp. 4.625% 2010	19,000	18,709
Midland Bank 5.625% Eurodollar note (undated)[5]	5,000	4,350
Mangrove Bay Pass Through Trust 6.102% 2033[4,5]	30,180	29,742
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[4,5]	7,200	7,224
CNA Financial Corp. 6.45% 2008	2,406	2,420
CNA Financial Corp. 6.60% 2008	9,630	9,813
CNA Financial Corp. 5.85% 2014	8,975	9,032
CNA Financial Corp. 7.25% 2023	14,000	14,933
Kimco Realty Corp. 6.00% 2012	3,250	3,372
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,294
Kimco Realty Corp. 5.70% 2017	16,985	17,068
Standard Chartered Bank 5.50% Eurodollar note (undated)[5]	15,000	12,450
Standard Chartered PLC 6.409% (undated)[4,5]	23,100	23,039
Kazkommerts International BV 8.50% 2013[4]	2,500	2,656
Kazkommerts International BV 7.875% 2014[4]	10,000	10,250
Kazkommerts International BV 8.00% 2015	14,500	14,718
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	7,256
Santander Issuances, SA Unipersonal 5.71% 2016[4,5]	17,200	17,302
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	13,100	13,370
Abbey National PLC 6.70% (undated)[5]	3,635	3,688
American Express Co. 6.80% 2066[5]	30,925	33,091
HBOS PLC 5.375% (undated)[4,5]	30,260	30,079
Bank of Scotland 7.00% (undated)[4,5]	1,800	1,814
Merrill Lynch & Co., Inc., Series C, 5.428% 2009[5]	5,000	5,001
Merrill Lynch & Co., Inc. 5.70% 2017	4,000	4,014
Merrill Lynch & Co., Inc. 6.11% 2037	21,000	20,933
CIT Group Inc. 3.65% 2007	3,500	3,466
CIT Group Inc. 6.875% 2009	15,000	15,561
CIT Group Inc. 6.10% 2067[5]	10,000	9,651
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd.
6.686% noncumulative preferred (undated)[4,5]	27,550	28,346
Prudential Holdings, LLC, Series C, 8.695% 2023[4,7]	22,250	28,054
Hospitality Properties Trust 7.00% 2008	1,210	1,226
Hospitality Properties Trust 6.75% 2013	23,315	24,585
Hospitality Properties Trust 6.30% 2016	1,500	1,558
Westfield Group 5.40% 2012[4]	5,000	5,039
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	22,500	22,100
Skandinaviska Enskilda Banken AB 4.958% (undated)[4,5]	7,290	6,963
Skandinaviska Enskilda Banken AB 5.471% (undated)[4,5]	6,450	6,275
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405	10,885
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,758
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,368
DBS Bank Ltd. 5.966% 2021[4,5]	7,250	7,505
Lazard Group LLC 7.125% 2015	21,765	23,087
Resona Bank, Ltd. 5.85% (undated)[4,5]	21,675	21,607
Downey Financial Corp. 6.50% 2014	20,000	19,974
Genworth Financial, Inc. 6.15% 2066[5]	17,665	17,508
North Front Pass Through Trust 5.81% 2024[4,5]	10,000	9,912
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	5,995
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,960
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,966
Independence Community Bank Corp. 4.90% 2010	5,000	4,951
Independence Community Bank 3.75% 2014[5]	10,000	9,720
Plum Creek Timberlands, LP 5.875% 2015	14,300	14,158
State Street Capital Trust IV 6.355% 2067[5]	14,000	14,086
Citigroup Inc. 5.125% 2011	12,500	12,532
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	10,000	9,996
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,468
New York Life Global Funding 4.625% 2010[4]	12,500	12,407
Financial Security Assurance Holdings Ltd. 6.40% 2066[4,5]	12,500	12,402
Banco Mercantil del Norte, SA 6.135% 2016[4]	2,000	2,010
Banco Mercantil del Norte, SA 6.862% 2021[4]	10,250	10,301
ORIX Corp. 5.48% 2011	12,000	12,081
Ambac Financial Group, Inc. 6.15% 2087[5]	12,235	11,768
Goldman Sachs Group, Inc. 5.54% 2012[5]	3,000	3,002
Goldman Sachs Group, Inc. 5.75% 2016	4,000	4,063
Goldman Sachs Group, Inc. 5.625% 2017	4,000	3,990
BNP Paribas 5.125% 2015[4]	10,825	10,721
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	4,000	4,085
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	6,500	6,587
Federal Realty Investment Trust 6.125% 2007	10,000	10,029
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	10,017
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	9,987
BBVA International SA Unipersonal 5.919% (undated)[4,5]	10,000	9,892
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,799
Duke Realty LP 4.625% 2013	10,000	9,667
SLM Corp., Series A, 5.40% 2011	10,000	9,603
QBE Capital Funding II LP 6.797% (undated)[4,5]	9,475	9,574
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[5]	10,000	8,625
Bank of Nova Scotia 5.625% 2085[5]	10,000	8,485
Monumental Global Funding III 5.556% 2014[4,5]	8,000	8,000
Assurant, Inc. 5.625% 2014	7,500	7,533
Wells Fargo Bank, National Assn. 4.75% 2015	7,500	7,251
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	7,195	7,095
Lincoln National Corp. 7.00% 2066[5]	5,660	5,988
LaBranche & Co Inc. 9.50% 2009	5,000	5,263
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[4,5]	5,000	5,147
ProLogis 5.625% 2015	5,000	5,059
Catlin Insurance Ltd. 7.249% (undated)[4,5]	5,000	5,049
Lehman Brothers Holdings Inc., Series I, 5.46% 2009[5]	2,000	2,001
Lehman Brothers Holdings Inc., Series I, 5.25% 2012	3,000	3,003
Brandywine Operating Partnership, LP 5.75% 2012	4,190	4,260
Zions Bancorporation 5.50% 2015	4,000	3,972
Den Danske Bank A/S 7.40% 2010[4,5]	3,850	3,860
Royal Bank of Scotland Group PLC 5.00% 2014	500	490
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,051
Barclays Bank PLC 5.926% (undated)[4,5]	2,000	2,025
ING Groep NV 5.775% (undated)[5]	1,150	1,148
		2,966,065

TELECOMMUNICATION SERVICES — 2.36%
Nextel Partners, Inc. 8.125% 2011	19,250	20,087
Nextel Communications, Inc., Series E, 6.875% 2013	66,850	68,766
Nextel Communications, Inc., Series D, 7.375% 2015	224,120	232,056
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,162
Qwest Capital Funding, Inc. 7.90% 2010	32,510	34,136
Qwest Capital Funding, Inc. 7.25% 2011	37,770	38,856
Qwest Communications International Inc. 7.25% 2011	30,025	30,926
Qwest Corp. 8.875% 2012	12,400	13,764
Qwest Capital Funding, Inc. 7.625% 2021	7,225	7,370
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	20,328
Qwest Capital Funding, Inc. 7.75% 2031	39,335	40,122
AT&T Wireless Services, Inc. 7.50% 2007	34,250	34,250
SBC Communications Inc. 4.125% 2009	17,465	17,093
SBC Communications Inc. 6.25% 2011	5,500	5,711
AT&T Corp. 7.30% 2011[5]	14,789	16,084
AT&T Wireless Services, Inc. 8.125% 2012	34,935	39,361
SBC Communications Inc. 5.10% 2014	38,500	37,860
SBC Communications Inc. 5.625% 2016	10,000	10,092
BellSouth Corp. 6.55% 2034	10,000	10,457
AT&T Inc. 6.80% 2036	11,235	12,235
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	29,600	31,709
Dobson Cellular Systems, Inc. 8.375% 2011	6,000	6,428
American Cellular Corp., Series B, 10.00% 2011	12,824	13,609
Dobson Communications Corp. 9.606% 2012[5]	21,000	21,735
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,225
Dobson Communications Corp. 8.875% 2013	78,365	81,206
American Cellular Corp., Term Loan B, 7.32% 2014[5,7]	20,125	20,276
Triton PCS, Inc. 8.75% 2011[1]	26,700	29,370
Triton PCS, Inc. 9.375% 2011[1]	39,845	43,829
Triton PCS, Inc. 8.50% 2013	94,050	98,635
American Tower Corp. 7.25% 2011	52,175	54,523
American Tower Corp. 7.125% 2012	60,225	62,785
American Tower Corp. 7.50% 2012	43,300	45,357
Centennial Cellular Corp. 10.75% 2008	1,194	1,201
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,360
Centennial Communications Corp. 11.099% 2013[5]	44,800	47,320
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	60,275	62,761
Intelsat, Ltd. 6.50% 2013	23,850	20,630
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	40,896
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[9]	7,075	5,978
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	7,044
Intelsat Corp. 9.00% 2016	10,000	11,012
Intelsat (Bermuda), Ltd. 9.25% 2016	28,500	31,492
Intelsat (Bermuda), Ltd. 11.25% 2016	6,800	7,794
Verizon Global Funding Corp. 4.90% 2015	3,560	3,426
Verizon Communications Inc. 5.50% 2017	42,000	41,887
Verizon Global Funding Corp. 7.75% 2030	8,175	9,599
Verizon Communications Inc. 6.25% 2037	50,000	50,274
Windstream Corp. 8.125% 2013	6,000	6,540
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	17,125	18,476
Windstream Corp. 8.625% 2016	63,950	70,505
Telecom Italia Capital SA, Series B, 5.25% 2013	5,000	4,904
Telecom Italia Capital SA 5.25% 2015	5,500	5,295
Telecom Italia Capital SA 6.375% 2033	17,001	16,589
Telecom Italia Capital SA 7.20% 2036	28,349	30,423
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	17,835
Hawaiian Telcom Communications, Inc. 10.889% 2013[5]	15,920	16,358
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	7,995
France Télécom 7.75% 2011[5]	32,950	35,923
Rogers Wireless Inc. 7.25% 2012	11,825	12,801
Rogers Wireless Inc. 7.50% 2015	16,750	18,425
Cricket Communications, Inc. 9.375% 2014[4]	27,900	29,923
Cincinnati Bell Inc. 7.25% 2013	26,275	27,457
Rural Cellular Corp. 9.75% 2010	9,000	9,337
Rural Cellular Corp. 8.25% 2012	4,000	4,240
Rural Cellular Corp. 11.11% 2012[5]	11,590	12,083
TELUS Corp. 7.50% 2007	19,000	19,030
Singapore Telecommunications Ltd. 6.375% 2011[4]	12,000	12,597
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,065
Koninklijke KPN NV 8.00% 2010	8,400	9,142
Koninklijke KPN NV 8.375% 2030	2,000	2,299
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	11,000	10,563
Level 3 Financing, Inc. 9.25% 2014[4]	10,000	10,437
Embarq Corp. 6.738% 2013	10,000	10,406
MetroPCS Wireless, Inc., Term Loan B, 7.625% 2013[5,7]	9,975	10,075
British Telecommunications PLC 8.375% 2010[5]	2,000	2,233
British Telecommunications PLC 9.125% 2030[5]	4,600	6,433
Deutsche Telekom International Finance BV 8.00% 2010[5]	7,150	7,742
NTELOS Inc., Term Loan B, 7.57% 2011[5,7]	5,881	5,928
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000	4,320
Millicom International Cellular SA 10.00% 2013	3,500	3,859
		2,034,315

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.94%
U.S. Treasury 3.25% 2007	35,000	34,822
U.S. Treasury 3.875% 2007	50,000	49,867
U.S. Treasury 4.375% 2008	45,000	44,789
U.S. Treasury 4.50% 2011	199,915	199,853
U.S. Treasury 3.625% 2013	40,000	38,144
U.S. Treasury 4.25% 2013	561,875	553,711
U.S. Treasury 8.875% 2017	40,000	53,569
U.S. Treasury 7.875% 2021	15,000	19,556
U.S. Treasury 6.875% 2025	66,750	82,676
U.S. Treasury 6.50% 2026	10,950	13,161
U.S. Treasury 5.25% 2029	40,000	41,956
U.S. Treasury 4.50% 2036	24,950	23,667
Fannie Mae 5.25% 2007	22,250	22,256
Fannie Mae 5.25% 2012	74,000	74,920
Fannie Mae 4.625% 2013	80,000	78,430
Fannie Mae 6.25% 2029	67,700	76,560
Federal Home Loan Bank 5.625% 2016	124,500	128,300
Freddie Mac 4.125% 2010	40,375	39,592
Freddie Mac 5.25% 2011	67,750	68,892
Federal Agricultural Mortgage Corp. 4.25% 2008	16,000	15,848
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	1,000	1,002
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,054
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	9,690
		1,674,315

INDUSTRIALS — 1.43%
Calair LLC and Calair Capital Corp. 8.125% 2008	8,500	8,628
Continental Airlines, Inc. 8.75% 2011	29,250	29,031
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[7]	11,700	12,351
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	6,315	6,414
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	2,010	2,006
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	22,651	23,515
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	5,493	5,799
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	878	922
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	16,677	17,338
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	887	885
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[7]	13,263	13,801
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	761	822
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	5,537	5,665
Continental Airlines, Inc., Series 2007-1, Class A, 5.983% 2022[7]	3,000	3,025
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	15,697	16,374
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	3,000	3,049
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,843	3,150
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	7,425	8,321
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	6,215	6,591
Delta Air Lines, Inc. 8.00% 2007[4,6]	24,410	12,632
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[7]	8,050	8,437
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	46,035	47,525
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,7]	4,312	4,463
Delta Air Lines, Inc. 10.375% 2022[6]	3,000	1,560
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	21,516	22,611
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	8,330	8,429
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[6,7]	5,302	6,061
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	51,048	52,101
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	6,187	6,229
United Air Lines, Inc., Term Loan B, 7.375% 2014[5,7]	18,830	18,854
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	3,938	4,004
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,7]	3,372	1,281
Northwest Airlines, Inc. 7.875% 2008[6]	4,000	3,120
Northwest Airlines, Inc. 10.00% 2009[6]	10,000	7,850
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[5,7]	7,549	7,625
Northwest Airlines, Inc. 9.875% 2007[6]	8,400	6,846
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[5,7]	63,794	63,794
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[7]	3,335	3,337
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[7]	1,777	1,717
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[7]	17,745	18,074
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	3,037	3,096
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	4,595	4,868
AMR Corp. 9.00% 2012	11,000	11,605
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	17,838	19,339
AMR Corp. 9.00% 2016	2,000	2,040
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	17,310	17,191
AMR Corp. 10.00% 2021	3,000	3,000
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[7]	8,633	8,617
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	16,220
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,565
Allied Waste North America, Inc. 7.875% 2013	2,500	2,625
Allied Waste North America, Inc., Series B, 6.125% 2014	13,275	13,092
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,590
Allied Waste North America, Inc. 7.25% 2015	8,500	8,776
Allied Waste North America, Inc. 6.875% 2017	7,250	7,386
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	41,625	45,683
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[4,9]	33,350	24,262
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,7]	31,680	32,829
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,7]	11,587	12,231
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,319
General Electric Co. 5.00% 2013	5,000	4,970
General Electric Capital Corp., Series A, 5.74% 2026[5]	25,000	24,986
NTK Holdings Inc. 0%/10.75% 2014[9]	12,500	9,438
THL Buildco, Inc. 8.50% 2014	27,325	27,120
Ashtead Group PLC 8.625% 2015[4]	12,700	13,335
Ashtead Capital, Inc. 9.00% 2016[4]	19,025	20,547
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,310
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000	26,447
American Standard Inc. 7.375% 2008	9,928	10,038
American Standard Inc. 8.25% 2009	2,124	2,241
American Standard Inc. 7.625% 2010	16,501	17,472
USG Corp. 6.30% 2016[4]	28,500	28,529
Hawker Beechcraft 8.50% 2015[4]	6,300	6,662
Hawker Beechcraft 8.875% 2015[4,8]	15,390	16,236
Hawker Beechcraft 9.75% 2017[4]	5,105	5,488
ARAMARK Corp., Term Loan B, 7.475% 2014[5,7]	8,614	8,646
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[5,7]	616	618
ARAMARK Corp. 8.50% 2015[4]	14,700	15,453
ARAMARK Corp. 8.86% 2015[4,5]	1,425	1,471
Tyco International Group SA 6.125% 2008	8,000	8,120
Tyco International Group SA 7.00% 2028	4,345	5,205
Tyco International Group SA 6.875% 2029	8,310	9,883
Waste Management, Inc. 6.50% 2008	5,000	5,086
Waste Management, Inc. 5.00% 2014	7,000	6,686
WMX Technologies, Inc. 7.10% 2026	10,125	10,638
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	19,505	21,065
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	11,100	11,738
H-Lines Finance Holding Corp. 0%/11.00% 2013[9]	8,448	8,004
Accuride Corp. 8.50% 2015	17,200	17,845
Goodman Global Holdings, Inc., Series B, 7.875% 2012	17,000	17,213
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,927
John Deere Capital Corp. 4.875% 2009	4,000	3,981
John Deere Capital Corp. 5.40% 2011	2,000	2,027
John Deere Capital Corp., Series D, 5.50% 2017	1,500	1,508
ACIH, Inc. 0%/11.50% 2012[4,9]	6,125	5,114
Atrium Companies, Inc., Term Loan B, 8.61% 2012[5,7]	10,676	10,650
Case New Holland Inc. 6.00% 2009	15,000	15,169
Southwest Airlines Co. 5.25% 2014	15,000	14,511
DRS Technologies, Inc. 6.875% 2013	275	279
DRS Technologies, Inc. 6.625% 2016	10,250	10,404
DRS Technologies, Inc. 7.625% 2018	200	211
Caterpillar Financial Services Corp., Series F, 3.10% 2007	5,000	4,996
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,911
Caterpillar Financial Services Corp., Series F, 5.425% 2008[5]	400	401
Esterline Technologies Corp. 6.625% 2017[4]	7,500	7,613
RBS Global, Inc. and Rexnord LLC 9.50% 2014	4,250	4,569
RBS Global, Inc. and Rexnord LLC 8.875% 2016	2,125	2,221
RSC Equipment Rental, Second Lien Term Loan B, 8.85% 2013[5,7]	6,100	6,222
TransDigm Group Inc. 7.75% 2014[4]	5,865	6,114
Hertz Corp. 10.50% 2016	4,500	5,152
Esco Corp. 8.625% 2013[4]	4,000	4,240
Terex Corp. 7.375% 2014	3,500	3,675
H&E Equipment Services, Inc. 8.375% 2016	3,025	3,297
Standard Aero Holdings, Inc. 8.25% 2014	2,500	2,719
Alion Science and Technology 10.25% 2015[4]	1,740	1,840
Mobile Storage Group, Inc. 9.75% 2014[4]	1,650	1,798
Williams Scotsman, Inc. 8.50% 2015	500	532
		1,236,142

ENERGY — 1.07%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,7]	25,946	25,538
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	499	491
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,7]	13,329	14,925
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	4,325	4,843
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	49,350	47,709
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,7]	55,650	53,517
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000	8,200
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,812
Williams Companies, Inc. 7.349% 2010[4,5]	8,000	8,280
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,525
Williams Companies, Inc. 7.125% 2011	38,750	40,881
Williams Companies, Inc. 8.125% 2012	14,810	16,217
Williams Partners LP 7.25% 2017[4]	12,325	13,095
Williams Companies, Inc. 7.875% 2021	10,000	11,125
Williams Companies, Inc. 8.75% 2032	16,000	18,700
Southern Natural Gas Co. 5.90% 2017[4]	11,740	11,868
El Paso Natural Gas Co. 5.95% 2017[4]	7,500	7,604
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	77,663
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,067
Newfield Exploration Co. 6.625% 2014	32,075	32,396
Newfield Exploration Co. 6.625% 2016	44,400	44,844
Pogo Producing Co. 7.875% 2013	31,250	31,797
Pogo Producing Co. 6.625% 2015	2,400	2,358
Pogo Producing Co. 6.875% 2017	33,650	33,145
Gaz Capital SA 6.51% 2022[4]	44,810	46,210
Premcor Refining Group Inc. 6.125% 2011	14,500	14,976
Premcor Refining Group Inc. 6.75% 2011	11,150	11,714
Premcor Refining Group Inc. 9.50% 2013	12,275	13,213
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,7]	28,500	28,536
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	9,000	9,011
Drummond Co., Inc. 7.375% 2016[4]	37,705	36,385
TransCanada PipeLines Ltd. 6.35% 2067	35,800	35,736
Devon Financing Corp., ULC 6.875% 2011	29,500	31,476
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,743
Enterprise Products Operating LP 8.375% 2066[5]	19,505	21,634
Qatar Petroleum 5.579% 2011[4,7]	20,000	20,117
Sunoco, Inc. 4.875% 2014	10,060	9,595
Sonoco, Inc. 5.75% 2017	10,000	9,900
Enbridge Inc. 5.60% 2017	17,200	17,192
Canadian Natural Resources Ltd. 5.70% 2017	14,600	14,672
XTO Energy Inc. 5.65% 2016	10,000	10,024
Energy Transfer Partners, LP 5.95% 2015	7,235	7,369
Massey Energy Co. 6.875% 2013	7,500	7,275
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,673
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,922
Pemex Project Funding Master Trust 8.625% 2022	750	948
Petrobas International Finance Co. 6.125% 2016	6,000	6,172
Kinder Morgan Energy Partners LP 5.125% 2014	6,325	6,170
Sabine Pass LNG, L.P. 7.25% 2013[4]	6,000	6,150
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,375
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,333
International Coal Group, Inc. 10.25% 2014	4,000	4,105
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,7]	3,711	3,655
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,592
OXYMAR 7.50% 2016[4,7]	670	674
		922,147

MATERIALS — 0.89%
Abitibi-Consolidated Co. of Canada 5.25% 2008	$25,650	$25,265
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	6,167
Abitibi-Consolidated Inc. 8.55% 2010	12,693	13,010
Abitibi-Consolidated Inc. 7.75% 2011	6,025	5,769
Abitibi-Consolidated Co. of Canada 8.855% 2011[5]	5,225	5,147
Abitibi-Consolidated Co. of Canada 6.00% 2013	13,710	11,928
Abitibi-Consolidated Co. of Canada 8.375% 2015	17,585	16,530
Owens-Illinois, Inc. 8.10% 2007	750	750
Owens-Illinois, Inc. 7.35% 2008	9,800	9,947
Owens-Brockway Glass Container Inc. 8.875% 2009	18,436	18,897
Owens-Illinois, Inc. 7.50% 2010	750	773
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	14,040
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,353
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,840
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	3,760
Stone Container Corp. 8.375% 2012	19,558	19,974
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	17,825	17,758
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[4]	19,965	19,965
Domtar Inc. 5.375% 2013	12,350	11,547
Domtar Corp., Term Loan B, 6.735% 2014[5,7]	2,250	2,253
Domtar Inc. 7.125% 2015	42,750	43,765
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	26,110	28,297
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[5]	6,000	6,345
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	20,235	22,183
Georgia Gulf Corp. 9.50% 2014[4]	39,965	40,165
Georgia Gulf Corp. 10.75% 2016[4]	6,800	6,800
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	41,710	41,710
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	3,000	3,031
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	20,000	20,128
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	17,895	17,933
Equistar Chemicals, LP 10.125% 2008	12,825	13,595
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	655
Lyondell Chemical Co. 11.125% 2012	1,416	1,515
Lyondell Chemical Co. 10.50% 2013	20,730	22,829
Stora Enso Oyj 6.404% 2016[4]	14,500	14,895
Stora Enso Oyj 7.25% 2036[4]	13,000	13,385
Graphic Packaging International, Inc. 8.50% 2011	20,750	21,632
Graphic Packaging International, Inc. 9.50% 2013	5,250	5,644
Norske Skogindustrier ASA 7.625% 2011[4]	22,986	24,283
Momentive Performance Materials Inc. 9.75% 2014[4]	19,000	20,188
Nalco Co. 7.75% 2011	12,810	13,258
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[9]	7,200	6,372
NewPage Corp., Series A, 11.61% 2012[5]	10,000	11,138
NewPage Corp., Series A, 12.00% 2013	5,000	5,581
JSG Funding PLC 9.625% 2012	916	969
JSG Funding PLC 7.75% 2015	14,200	14,626
United States Steel Corp. 9.75% 2010	13,205	13,931
Georgia-Pacific Corp. 8.125% 2011	2,000	2,120
Georgia-Pacific Corp., First Lien Term Loan B, 7.34% 2012[5,7]	11,339	11,410
FMG Finance Pty Ltd. 10.625% 2016[4]	11,500	13,512
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,287
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,066
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	6,975
Ainsworth Lumber Co. Ltd. 6.75% 2014	650	462
AEP Industries Inc. 7.875% 2013	9,300	9,602
Building Materials Corp. of America 7.75% 2014	8,400	8,358
UPM-Kymmene Corp. 5.625% 2014[4]	7,500	7,350
Weyerhaeuser Co. 5.95% 2008	5,331	5,379
Rockwood Specialties Group, Inc. 10.625% 2011	1,500	1,590
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,305
Ispat Inland ULC 9.75% 2014	3,207	3,573
Covalence Specialty Materials Corp. 10.25% 2016[4]	2,950	3,031
AMH Holdings, Inc. 0%/11.25% 2014[9]	3,890	2,937
Packaging Corp. of America 4.375% 2008[2]	2,500	2,460
Arbermarle Corp. 5.10% 2015	2,570	2,460
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	2,446
Airgas, Inc. 6.25% 2014	1,750	1,706
Mosaic Co. 7.375% 2014[4]	1,600	1,672
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,583
Neenah Paper, Inc. 7.375% 2014	332	324
		766,134

UTILITIES — 0.84%
AES Corp. 9.50% 2009	49,815	53,427
AES Corp. 9.375% 2010	17,502	19,296
AES Corp. 8.75% 2013[4]	62,100	66,525
AES Panamá, SA 6.35% 2016[4]	8,000	7,854
AES Red Oak, LLC, Series A, 8.54% 2019[7]	32,528	35,456
AES Red Oak, LLC, Series B, 9.20% 2029[7]	7,000	8,050
Mission Energy Holding Co. 13.50% 2008	22,230	24,397
Edison Mission Energy 7.73% 2009	6,720	7,090
Edison Mission Energy 7.50% 2013	20,700	21,632
Edison Mission Energy 7.75% 2016	29,325	31,011
Midwest Generation, LLC, Series B, 8.56% 2016[7]	11,625	12,823
Homer City Funding LLC 8.734% 2026[7]	9,738	11,271
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	27,389
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,325
NRG Energy, Inc. 7.25% 2014	24,525	25,445
NRG Energy, Inc. 7.375% 2016	76,625	79,786
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,639
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,437
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,595	21,191
Sierra Pacific Resources 8.625% 2014	2,725	2,947
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,746
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,927
Sierra Pacific Resources 6.75% 2017	3,000	3,093
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,405
Israel Electric Corp. Ltd. 7.70% 2018[4]	22,500	25,476
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,731
PSEG Energy Holdings Inc. 8.625% 2008	3,593	3,674
PSEG Power LLC 7.75% 2011	13,806	15,012
PSEG Power LLC 5.00% 2014	10,000	9,657
Cilcorp Inc. 8.70% 2009	9,000	9,322
Union Electric Co. 5.40% 2016	8,000	7,833
Cilcorp Inc. 9.375% 2029	3,000	3,373
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000	11,135
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750	7,895
Exelon Corp. 6.75% 2011	1,000	1,047
Exelon Generation Co., LLC 6.95% 2011	1,300	1,371
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	4,991
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,681
PECO Energy Co., First and Refunding Mortgage Bonds, 5.70% 2037	5,000	4,909
MidAmerican Energy Co. 4.65% 2014	3,200	3,065
MidAmerican Energy Holdings Co. 6.125% 2036	11,650	11,882
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,654
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,033
Ohio Power Co., Series K, 6.00% 2016	5,000	5,189
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	8,500	8,500
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,846
Alabama Power Co., Series X, 3.125% 2008	3,750	3,676
Alabama Power Co., Series R, 4.70% 2010	1,250	1,236
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,057
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,562
Constellation Energy Group, Inc. 6.125% 2009	8,000	8,155
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,977
NiSource Finance Corp. 7.875% 2010	5,000	5,429
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,005
Scottish Power PLC 5.375% 2015	5,000	5,000
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,102
Enersis SA 7.375% 2014	3,500	3,805
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,190
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,7]	2,657	2,691
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,7]	1,928	1,907
		725,230

INFORMATION TECHNOLOGY — 0.83%
Electronic Data Systems Corp. 7.125% 2009	15,515	16,154
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	140,105
Electronic Data Systems Corp. 7.45% 2029	14,555	15,627
Celestica Inc. 7.875% 2011	63,905	63,266
Celestica Inc. 7.625% 2013	36,945	35,375
Sanmina-SCI Corp., Term Loan B, 8.375% 2008[5,7]	13,000	13,033
Sanmina-SCI Corp. 6.75% 2013	11,000	10,450
Sanmina-SCI Corp. 8.125% 2016	70,650	69,502
NXP BV and NXP Funding LLC 8.105% 2013[4,5]	14,000	14,525
NXP BV and NXP Funding LLC 7.875% 2014[4]	13,750	14,369
NXP BV and NXP Funding LLC 9.50% 2015[4]	58,800	62,034
Jabil Circuit, Inc. 5.875% 2010	54,140	53,941
SunGard Data Systems Inc. 9.125% 2013	36,400	39,221
SunGard Data Systems Inc. 10.25% 2015	12,500	13,813
Western Union Co. 5.51% 2008[5]	22,000	21,991
Western Union Co. 5.40% 2011	5,000	5,007
Western Union Co. 5.93% 2016	24,000	24,214
Xerox Corp. 7.125% 2010	21,000	22,119
Sensata Technologies BV, Term Loan B, 7.105% 2013[5,7]	9,800	9,800
Sensata Technologies BV 8.25% 2014[5]	11,000	11,082
Hughes Communications, Inc. 9.50% 2014	15,750	16,656
Freescale Semiconductor, Inc., Term Loan B, 7.11% 2013[5,7]	14,963	14,981
Serena Software, Inc. 10.375% 2016	9,635	10,514
Cisco Systems, Inc. 5.25% 2011	9,500	9,576
Nortel Networks Ltd. 9.606% 2011[4,5]	6,500	6,987
Hyundai Semiconductor America, Inc. 8.625% 2007[4]	4,860	4,861
		719,203

HEALTH CARE — 0.81%
HCA Inc., Term Loan B, 8.114% 2013[5,7]	163,690	165,531
HCA Inc. 9.125% 2014[4]	11,490	12,438
HCA Inc. 9.25% 2016[4]	22,620	24,712
HCA Inc. 9.625% 2016[4,8]	13,520	14,788
HealthSouth Corp. 11.354% 2014[4,5]	41,025	44,820
HealthSouth Corp. 10.75% 2016[4]	71,500	78,293
Tenet Healthcare Corp. 6.375% 2011	17,345	16,391
Tenet Healthcare Corp. 9.875% 2014	42,600	43,878
Tenet Healthcare Corp. 9.25% 2015	14,295	14,366
Warner Chilcott Corp. 8.75% 2015	47,460	50,664
PTS Acquisition Corp. 9.50% 2015[4,8]	39,855	40,951
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	29,470	32,564
Cardinal Health, Inc. 4.00% 2015	25,000	22,335
Cardinal Health, Inc. 5.80% 2016[4]	10,000	9,996
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	28,462
Elan Corp., PLC 8.875% 2013[4]	19,350	20,027
Elan Corp., PLC 9.485% 2013[4,5]	4,000	4,090
Hospira, Inc. 5.83% 2010[5]	10,000	10,037
Hospira, Inc. 5.55% 2012	5,295	5,330
Hospira, Inc. 6.05% 2017	8,500	8,603
Concentra Operating Corp. 9.50% 2010	7,475	7,924
Concentra Operating Corp. 9.125% 2012	7,255	7,781
Humana Inc. 6.45% 2016	14,250	14,799
Amgen Inc. 4.00% 2009	9,125	8,904
Aetna Inc. 7.875% 2011	4,500	4,921
Accellent Inc. 10.50% 2013	3,105	3,206
		695,811

ASSET-BACKED OBLIGATIONS[7]— 0.55%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	10,000	9,888
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	8,900	8,808
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	20,000	19,997
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000	20,159
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	24,425	24,906
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	10,000	9,908
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,226
CWABS, Inc., Series 2006-23, Class 2-A-2, 5.43% 2037[5]	20,000	19,975
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	10,000	9,903
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	19,918
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	12,867	4,232
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[6]	9,283	4,987
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[6]	8,186	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	6,530	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	17,523	13,954
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	3,999	40
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	11,000	11,003
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,872
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	9,528	9,454
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	10,000	10,008
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[5]	18,000	18,014
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,826
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,084
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	7,500	7,545
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000	10,049
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4]	6,709	6,693
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4]	10,000	10,042
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	15,000	15,009
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	14,250	14,303
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	1,904	1,883
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,000	9,977
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035	11,978	11,843
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,547
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,068
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	10,425	10,510
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.94% 2035[5]	10,000	10,066
Providian Master Note Trust, Series 2005-A1A, Class A, 5.38% 2012[4,5]	10,000	10,002
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	9,984
First USA Credit Card Master Trust, Series 1997-4, Class C, 6.32% 2010[4,5]	6,500	6,506
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[4]	2,000	2,012
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,259
Argent Securities Trust, Series 2006-M2, Class A-2D, 5.56% 2036[5]	8,000	7,980
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	7,912
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.07% 2034[5]	7,000	7,060
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	6,369
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	6,095	6,082
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.92% 2033[5]	191	191
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[5]	6,237	6,241
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.92% 2013[5]	5,000	5,078
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	1,450	1,444
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,258
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[4]	807	809
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[5]	417	417
		472,303

CONSUMER STAPLES — 0.45%
Tyson Foods, Inc. 6.85% 2016[5]	70,600	73,954
SUPERVALU INC., Term Loan B, 6.84% 2012[5,7]	20,544	20,647
SUPERVALU INC. 7.50% 2012	5,090	5,387
Albertson’s, Inc. 7.25% 2013	21,355	22,311
Albertson’s, Inc. 8.00% 2031	12,650	13,276
Stater Bros. Holdings Inc. 8.855% 2010[5]	4,000	4,065
Stater Bros. Holdings Inc. 8.125% 2012	30,625	31,697
Stater Bros. Holdings Inc. 7.75% 2015[4]	13,500	13,939
Spectrum Brands, Inc., Term Loan B, 5.17% 2013[5,7]	850	862
Spectrum Brands, Inc., Term Loan B, 9.32% 2013[5,7]	17,675	17,918
Spectrum Brands, Inc., Term Loan B2, 9.32% 2013[5,7]	3,125	3,133
Spectrum Brands, Inc. 7.375% 2015	27,850	22,210
Dole Food Co., Inc. 8.625% 2009	12,850	13,107
Dole Food Co., Inc. 7.25% 2010	4,975	4,907
Dole Food Co., Inc. 8.875% 2011	12,075	12,286
Yankee Acquisition 8.50% 2015[4]	10,475	10,802
Yankee Acquisition 9.75% 2017[4]	10,325	10,686
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,666
Jean Coutu Group (PJC) Inc. 8.50% 2014	16,740	18,205
Rite Aid Corp. 7.50% 2015	2,500	2,563
Rite Aid Corp. 8.625% 2015	3,000	2,940
Rite Aid Corp. 7.50% 2017	2,500	2,506
Rite Aid Corp. 7.70% 2027	9,000	7,830
Rite Aid Corp. 6.875% 2028	2,500	2,056
Vitamin Shoppe Industries Inc. 12.86% 2012[5]	11,650	12,407
Ahold Finance U.S.A., Inc. 6.25% 2009	12,015	12,301
CVS Corp. 5.298% 2027[4,7]	4,462	4,267
CVS Corp. 6.036% 2028[4,7]	7,001	7,043
Playtex Products, Inc. 8.00% 2011	10,000	10,500
Duane Reade Inc. 9.75% 2011	4,710	4,710
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[4,6,7]	4,873	4,288
Smithfield Foods, Inc. 7.625% 2008	1,975	2,010
Smithfield Foods, Inc., Series B, 8.00% 2009	875	920
Smithfield Foods, Inc., Series B, 7.75% 2013	925	967
Elizabeth Arden, Inc. 7.75% 2014	3,675	3,785
		383,151

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.14%
Russian Federation 8.25% 2010[7]	16,834	17,625
Russian Federation 8.25% 2010[4,7]	6,667	6,980
Russian Federation 7.50% 2030[7]	24,646	28,066
United Mexican States Government Global 8.375% 2011	3,000	3,327
United Mexican States Government Global 7.50% 2012	5,470	6,006
United Mexican States Government Global 6.375% 2013	14,765	15,636
United Mexican States Government Global 11.375% 2016	9,118	13,153
United Mexican States Government Global 6.75% 2034	7,740	8,649
State of Qatar 9.75% 2030	4,000	5,980
El Salvador (Republic of) 7.75% 2023	3,000	3,495
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,456
El Salvador (Republic of) 7.65% 2035[4]	750	868
Banque Centrale de Tunisie 7.375% 2012	3,500	3,804
Bulgaria (Republic of) 8.25% 2015	3,000	3,564
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,188
Corporación Andina de Fomento 5.75% 2017	2,000	2,015
		123,812

MUNICIPALS — 0.02%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (prerefunded 2013)	8,500	9,409
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,207	4,224
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,168	4,167
		17,800

Total bonds & notes (cost: $18,651,113,000)		19,140,524

Short-term securities — 8.93%

Freddie Mac 5.125%-5.16% due 5/14-7/16/2007	1,011,067	1,005,349
Federal Home Loan Bank 5.12%-5.155% due 5/2-7/27/2007	904,600	899,121
Fannie Mae 5.11%-5.16% due 5/2-6/11/2007	463,500	462,211
Park Avenue Receivables Co., LLC 5.24%-5.26% due 5/7-6/13/2007[4]	209,748	208,937
Jupiter Securitization Co., LLC 5.21%-5.27% due 5/7-6/13/2007[4]	159,000	158,353
JPMorgan Chase & Co. 5.23%-5.24% due 5/14-6/25/2007	88,800	88,197
Clipper Receivables Co., LLC 5.24%-5.255% due 5/16-6/6/2007[4]	397,400	395,912
State Street Corp. 5.22% due 5/4/2007	50,000	49,972
Variable Funding Capital Corp. 5.20%-5.26% due 5/2-6/19/2007[4]	414,300	412,772
Procter & Gamble International Funding S.C.A. 5.21%-5.24% due 5/10-6/29/2007[4]	413,100	411,006
CAFCO, LLC 5.225%-5.25% due 5/2-7/24/2007[4]	299,200	297,171
Ciesco LLC 5.215%-5.24% due 5/7-7/23/2007[4]	105,000	104,351
Bank of America Corp. 5.215%-5.24% due 5/16-7/27/2007	255,800	253,859
Bank of America Corp. 5.22% due 6/20/2007[10]	50,000	49,645
Ranger Funding Co. LLC 5.25% due 5/24-6/8/2007[4]	64,600	64,307
Edison Asset Securitization LLC 5.22%-5.24% due 5/22-6/5/2007[4]	155,400	154,864
General Electric Capital Services, Inc. 5.22%-5.23% due 5/22-5/24/2007	110,800	110,438
General Electric Co. 5.22%-5.24% due 5/1-6/27/2007	87,400	86,972
Abbott Laboratories 5.22%-5.23% due 5/1-6/6/2007[4]	249,700	249,004
Coca-Cola Co. 5.18%-5.20% due 5/8-6/27/2007[4]	174,500	173,838
Atlantic Industries 5.18% due 6/14/2007[4,10]	75,000	74,530
International Lease Finance Corp. 5.19%-5.23% due 5/4-7/11/2007	166,000	165,125
American General Finance Corp. 5.21% due 6/8/2007	50,000	49,728
AIG Funding, Inc. 5.21% due 6/4/2007	30,000	29,850
Johnson & Johnson 5.17%-5.19% due 5/11-6/22/2007[4]	214,800	213,727
Johnson & Johnson 5.175% due 6/21/2007[4,10]	15,000	14,892
Wal-Mart Stores Inc. 5.18%-5.21% due 5/8-6/26/2007[4]	178,300	177,150
CIT Group, Inc. 5.19%-5.23% due 5/24-7/30/2007[4]	104,800	104,191
Three Pillars Funding, LLC 5.26%-5.27% due 5/1-6/14/2007[4]	95,603	95,396
IBM Corp. 5.22%-5.23% due 5/31-6/27/2007[4]	53,200	52,856
IBM Capital Inc. 5.20% due 6/18/2007[4]	35,000	34,754
FCAR Owner Trust I 5.25% due 6/4-6/20/2007	85,000	84,485
Hewlett-Packard Co. 5.24%-5.26% due 5/9-5/23/2007[4]	80,000	79,834
U.S. Treasury Bills 4.925%-5.045% due 5/3-5/24/2007	79,700	79,587
Caterpillar Financial Services Corp. 5.22% due 6/28/2007[10]	50,000	49,590
Caterpillar Financial Services Corp. 5.20% due 5/10/2007	28,985	28,943
NetJets Inc. 5.20%-5.24% due 5/3-6/28/2007[4]	77,004	76,739
HSBC Finance Corp. 5.18%-5.21% due 5/22-6/13/2007	75,000	74,615
Federal Farm Credit Banks 5.10%-5.12% due 5/14-5/31/2007	55,300	55,173
Union Bank of California, N.A. 5.28% due 7/9/2007	50,000	49,991
Tennessee Valley Authority 5.145% due 5/3/2007	50,000	49,978
Illinois Tool Works Inc. 5.18%-5.20% due 5/3-6/6/2007	50,000	49,856
3M Co. 5.18%-5.20% due 6/15-6/25/2007	50,000	49,649
Kimberly-Clark Worldwide Inc. 5.19%-5.21% due 5/30-6/18/2007[4]	46,200	45,926
Paccar Financial Corp. 5.22% due 6/18/2007	40,525	40,242
Becton, Dickinson and Co. 5.21% due 5/15/2007	39,606	39,520
Hershey Co. 5.18% due 5/25/2007[4]	37,150	37,021
Merck & Co. Inc. 5.20% due 6/27/2007	29,400	29,164
Harley-Davidson Funding Corp. 5.20%-5.21% due 5/10-5/17/2007[4]	27,000	26,951
Triple-A One Funding Corp. 5.26% due 5/8/2007[4]	25,000	24,971
United Technologies Corp. 5.22% due 5/23/2007[4]	25,000	24,917
USAA Capital Corp. 5.19% due 5/16/2007	20,000	19,956
McCormick & Co., Inc. 5.21% due 5/16/2007[4]	20,000	19,955
Colgate-Palmolive Co. 5.21% due 5/2/2007[4]	15,080	15,076

Total short-term securities (cost: $7,700,115,000)		7,700,617

Total investment securities (cost: $70,417,970,000)		86,635,583
Other assets less liabilities		(374,126)

Net assets		$86,261,457

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $13,929,530,000.
2 The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3 Security did not produce income during the last 12 months.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $8,154,513,000, which represented 9.45% of the net assets of the fund.
5 Coupon rate may change periodically.
6 Scheduled interest and/or principal payment was not received.
7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Step bond; coupon rate will increase at a later date.
10 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended April 30, 2007, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affilates at 4/30/07 (000)

iStar Financial, Inc.	7,240,000	967,550	—	8,207,550	$14,313	$393,306
iStar Financial, Inc. 5.375% 2010	$10,925,000	$—	$—	$10,925,000	445	10,924
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable	400,000	—	—	400,000	585	10,136
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$—	$—	$10,000,000	410	9,924
iStar Financial, Inc. 7.00% 2008	$6,525,000	$—	$—	$6,525,000	260	6,597
iStar Financial, Inc. 5.80% 2011	$5,000,000	$—	$—	$5,000,000	218	5,050
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$—	$—	$5,000,000	212	4,965
iStar Financial, Inc. 6.05% 2015	$4,285,000	$—	$—	$4,285,000	195	4,298
iStar Financial, Inc. 6.00% 2010	$3,750,000	$—	$—	$3,750,000	171	3,836
iStar Financial, Inc. 8.75% 2008	$1,028,000	$—	$1,028,000	$—	9	—
MeadWestvaco Corp.	10,565,696	1,000,000	1,000,000	10,565,696	7,060	352,472
Brookdale Senior Living Inc.	4,785,000	1,121,600	—	5,906,600	6,739	268,219
Packaging Corp. of America	6,736,800	56,000	—	6,792,800	5,081	168,190
Packaging Corp. of America 4.375% 2008	$2,500,000	$—	$—	$2,500,000	84	2,460
Macquarie Korea Infrastructure Fund	—	21,023,070	—	21,023,070	5,587	165,222
Arthur J. Gallagher & Co.	5,403,700	—	—	5,403,700	4,917	151,087
Goodman Fielder Ltd.	67,000,000	—	—	67,000,000	5,776	133,019
Worthington Industries, Inc.	3,414,900	2,358,100	343,900	5,429,100	2,543	120,797
Tupperware Brands Corp.	3,865,000	—	—	3,865,000	2,551	108,684
Sunstone Hotel Investors, Inc.	3,593,400	145,000	—	3,738,400	3,471	106,619
Beverly Hills Bancorp Inc.	1,848,400	—	593,100	1,255,300	486	8,373
Clarent Hospital Corp.	484,684	—	—	484,684	—	49
ConAgra Foods, Inc.*	26,327,600	—	14,180,400	12,147,200	6,581	—
Montpelier Re Holdings Ltd.*	4,465,000	—	4,465,000	—	152	—
Premier Farnell PLC*	21,050,000	—	21,050,000	—	—	—
					$67,846	$2,034,227
*Unaffiliated issuer at 4/30/2007.

Federal income tax information	(dollars in thousands	)

Gross unrealized appreciation on investment securities	$16,391,748
Gross unrealized depreciation on investment securities		(218,805)
Net unrealized appreciation on investment securities	16,172,943
Cost of investment securities for federal income tax purposes	70,462,640

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-906-0607-S6935

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2007

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: June 28, 2007